Performance Management - JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND	Jul. 24, 2026
Prospectus [Line Items]
Performance Table Heading	Average Annual Total Returns as of 12/31/2025
Performance [Table]

Effective June 8, 2026, in the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/First Sentier Global Infrastructure Fund, please delete the “Average Annual Total Returns Tables” in the entirety and replace with the following:

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	17.55%	6.72%	6.96%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class I)	17.97%	7.04%	7.25%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%
FTSE Global Core Infrastructure 50/50 Index (Net) (reflects no deduction for fees, expenses, or taxes)	14.36%	6.95%	7.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)